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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


       /s/ Francis S.M. Chou                 Toronto, ON         August 13, 2010
-------------------------------------   ----------------------   ---------------
             (Signature)                    (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         31
Form 13F Information Table Value Total:    376,916
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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           COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                                          VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER              TITLE        CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICREDIT CORP             NOTE 0.750% 9/1  03060RAP6      450    485,000 PRN         SOLE                485,000      0    0
BANK OF AMERICA CORPORATION  W EXP 01/16/201  060505146    9,180  1,200,000 SH          SOLE              1,200,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108   22,800        190 SH          SOLE                    190      0    0
BIOVAIL CORP                 COM              09067J109   37,272  1,937,200 SH          SOLE              1,937,200      0    0
BP PLC                       SPONSORED ADR    055622104      289     10,000 SH          SOLE                 10,000      0    0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW10   17133Q106    3,251    165,111 SH          SOLE                165,111      0    0
CRYPTOLOGIC LIMITED          SHS              G3159C109      113     60,000 SH          SOLE                 60,000      0    0
EXPRESSJET HOLDINGS INC      NOTE 11.250% 8/0 30218UAB4    2,035  2,017,000 PRN         SOLE              2,017,000      0    0
FLAGSTONE REINSURANCE HLDGS  SHS              G3529T105   16,230  1,500,000 SH          SOLE              1,500,000      0    0
GANNETT INC                  COM              364730101    4,348    323,035 SH          SOLE                323,035      0    0
INTERNATIONAL COAL GRP INC N COM              45928H106   11,550  3,000,000 SH          SOLE              3,000,000      0    0
KING PHARMACEUTICALS INC     COM              495582108   51,065  6,727,900 SH          SOLE              6,727,900      0    0
K-SWISS INC                  CL A             482686102      210     18,674 SH          SOLE                 18,674      0    0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1   53,736 48,000,000 PRN         SOLE             48,000,000      0    0
MANNKIND CORP                NOTE 3.750% 12/1 56400PAA0    3,617  6,000,000 PRN         SOLE              6,000,000      0    0
MANNKIND CORP                COM              56400P201    2,805    438,989 SH          SOLE                438,989      0    0
MCCLATCHY CO                 CL A             579489105      899    247,001 SH          SOLE                247,001      0    0
MEDIA GEN INC                CL A             584404107    9,263    949,082 SH          SOLE                949,082      0    0
NOKIA CORP                   SPONSORED ADR    654902204      245     30,000 SH          SOLE                 30,000      0    0
OFFICE DEPOT INC             COM              676220106    1,505    372,503 SH          SOLE                372,503      0    0
OVERSTOCK COM INC DEL        COM              690370101   40,110  2,219,709 SH          SOLE              2,219,709      0    0
OVERSTOCK COM INC DEL        NOTE 3.750% 12/0 690370AB7    9,662 10,120,000 PRN         SOLE             10,120,000      0    0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104      542     20,000 SH          SOLE                 20,000      0    0
SANOFI AVENTIS               SPONSORED ADR    80105N105   15,331    510,000 SH          SOLE                510,000      0    0
SEARS HLDGS CORP             COM              812350106   21,574    333,700 SH          SOLE                333,700      0    0
SK TELECOM LTD               SPONSORED ADR    78440P108    2,504    170,000 SH          SOLE                170,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   25,962  6,123,200 SH          SOLE              6,123,200      0    0
SYMETRA FINL CORP            COM              87151Q106    2,088    174,000 SH          SOLE                174,000      0    0
UTSTARCOM INC                COM              918076100    2,295  1,247,051 SH          SOLE              1,247,051      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209      207     10,000 SH          SOLE                 10,000      0    0
WATSON PHARMACEUTICALS INC   COM              942683103   25,778    635,400 SH          SOLE                635,400      0    0
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